Related Party Transactions (Details) - Schedule of related party transactions - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Silvercorp [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Silvercorp Metals Inc.	$ 377,031	$ 50,378